            HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWO:

     333-101923         The Director (Series VIII and VIIIR)
                        The BB&T Director (Series III and IIIR)
                        AmSouth Variable Annuity (Series III and IIIR)
                        The Director Select (Series III and IIIR)
                        The Director Choice (Series III and IIIR)
                        The Huntington Director (Series II and IIR)
                        Fifth Third Director (Series II and IIR)
                        Wells Fargo Director (Series II and IIR)
                        Director Ultra
     333-105252         Director Epic (Series I and IR)
     333-101931         Nations (Series III and IIIR)
     333-101934         Director Access (Series II and IIR)
                        Director Choice Access (Series II and IIR)
     333-101938         The Director Edge (Series II and IIR)
     333-101944         The Director Plus (Series II and IIR)
                        AmSouth Variable Annuity Plus (Series II and IIR)
                        The Director Select Plus (Series II and IIR)
     333-105253         Director Epic Plus (Series I and IR)
     333-101950         The Director Outlook (Series II and IIR)
                        BB&T Director Outlook (Series II and IIR)
                        AmSouth Variable Annuity Outlook (Series II and IIR)
                        Director Select Outlook (Series II and IIR)
                        Huntington Director Outlook (Series II and IIR)
                        Classic Director Outlook (Series II and IIR)
                        Wells Fargo Director Outlook (Series II and IIR)
     333-105266         Director Epic Outlook (Series I and IR)
      333-69485         The Director (Series VII and VIIR)
                        The BB&T Director (Series II and IIR)
                        AmSouth Variable Annuity (Series II and IIR)
                        The Director Select (Series II and IIR)
                        The Director Choice (Series II and IIR)
                        The Huntington Director (Series I and IR)
                        The Director Solution (Series I and IR)
                        Director Preferred (Series I and IR)
                        Director Elite (Series I and IR)
                        The Wachovia Director (Series I and IR)
                        Fifth Third Director (Series I and IR)
                        Director Classic (Series I and IR)
      333-69489         Nations (Series II and IIR)
      333-45301         Director Access (Series I and IR)
                        Director Choice Access (Series I and IR)
      333-66343         The Director Edge (Series I and IR)
      333-91925         The Director Plus (Series I and IR)
                        AmSouth Variable Annuity Plus (Series I and IR)
                        The Director Select Plus (Series I and IR)
                        Director Preferred Plus (Series I and IR)
                        Director Elite Plus (Series I and IR)
                        The Director Solution Plus (Series I and IR)

      333-39612         The Director Outlook (Series I and IR)
                        BB&T Director Outlook (Series I and IR)
                        AmSouth Variable Annuity Outlook (Series I and IR)
                        Director Select Outlook (Series I and IR)
                        Huntington Director Outlook (Series I and IR)
                        Director Elite Outlook (Series I and IR)
                        The Director Solution Outlook (Series I and IR)
                        Classic Director Outlook (Series I)
      333-36136         Director Vision (Series I and IR)
      333-19605         Director Immediate Variable Annuity
      33-73570          The Director (Series VI)
                        The BB&T Director
                        AmSouth Variable Annuity
                        The Director Select
                        The Director Choice
      333-41213         Nations (Series I)
      33-11945          The Director (Series I)
      33-06952          The Director (Series II-V)

            HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT THREE:

     333-119414         The Director M
                        Director M Platinum
                        AmSouth Variable Annuity M
                        The Director M Select
                        The Huntington Director M
                        Fifth Third Director M
                        Wells Fargo Director M
                        Classic Director M
                        Director M Ultra
     333-119419         Director M Access
     333-119415         Director M Edge
     333-119422         The Director M Plus
                        AmSouth Variable Annuity M Plus
                        The Director M Select Plus
     333-119417         The Director M Outlook
                        Director M Platinum Outlook
                        AmSouth Variable Annuity M Outlook
                        The Director M Select Outlook
                        Huntington Director M Outlook
                        Wells Fargo Director M Outlook
                        Classic Director M Outlook
     333-101927         Hartford Select Leaders (Series II, IIR, III and IV)

           HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN:

      333-72042         Premier Solutions (State of Connecticut)
                        Premier Solutions (Standard)
                        Premier Solutions (New Jersey Institutions of Higher Education)

      HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT ONE:

     333-101924         The Director (Series VIII and VIIIR)
                        Director Preferred (Series II and IIR)
                        Wells Fargo Director (Series II and IIR)
     333-105259         Director Epic (Series I and IR)
     333-101935         Director Access (Series II and IIR)
     333-101939         The Director Edge (Series II and IIR)

     333-101945         The Director Plus (Series II and IIR)
                        Director Preferred Plus (Series II and IIR)
     333-105255         Director Epic Plus (Series I and IR)
     333-101951         The Director Outlook (Series II and IIR)
                        Director Select Outlook (Series II and IIR)
                        Director Preferred Outlook (Series II and IIR)
                        Wells Fargo Director Outlook (Series II and IIR)
     333-105267         Director Epic Outlook (Series I and IR)
      333-69487         The Director (Series VII and VIIR)
                        The Director Select (Series II and IIR)
                        The Director Solution (Series I and IR)
                        Director Preferred (Series I and IR)
                        Director Elite (Series I and IR)
                        Wells Fargo Director (Series I and IR)
      333-45303         Director Access (Series I and IR)
      333-66345         The Director Edge (Series I and IR)
      333-91933         The Director Plus (Series I and IR)
                        The Director Select Plus (Series I and IR)
                        Director Preferred Plus (Series I and IR)
                        The Director Solution Plus (Series I and IR)
      333-39620         The Director Outlook (Series I and IR)
                        Director Select Outlook (Series I and IR)
                        Director Preferred Outlook (Series I and IR)
                        Director Elite Outlook (Series I and IR)
                        Wells Fargo Director Outlook (Series I and IR)
                        The Director Solution Outlook (Series I and IR)
      333-95781         Director Vision (Series I and IR)
      333-19607         Director Immediate Variable Annuity
      33-73568          The Director (Series VI)
                        The Director Select
      33-56790          The Director (Series IV-V)

      HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT THREE:

     333-119418         The Director M
                        Wells Fargo Director M
     333-119423         Director M Access
     333-119420         Director M Edge
     333-119416         The Director M Plus
     333-119421         The Director M Outlook
                        Wells Fargo Director M Outlook
     333-101928         Hartford Select Leaders (Series II, IIR, III and IV)

      HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT SIX:

      33-86330          Hartford Pathmaker

      SUPPLEMENT DATED JUNE 5, 2006 TO THE PROSPECTUS DATED MAY 1, 2006

               SUPPLEMENT DATED JUNE 5, 2006 TO YOUR PROSPECTUS

At a Special Meeting of the Shareholders held on May 23, 2006, shareholders of Hartford Small Company HLS Fund approved a sub-advisory agreement between HL Investment Advisors, LLC and Hartford Investment Management Company pursuant to which Hartford Investment Management Company will serve as an additional sub-advisor to Hartford Small Company HLS Fund and manage a portion of the Fund's assets.

At a meeting of the Board of Directors of Hartford Series Fund, Inc. on February 8, 2006, the Board of Directors of the Fund approved re-opening Hartford Small Company HLS Fund's shares for investment contingent upon shareholder approval of the sub-advisory agreement.

Accordingly, effective June 12, 2006, the Prospectus is revised as follows:

In the first column entitled "Funds" under the listing "Hartford Small Company HLS Fund Sub-Account" in the table under the section entitled "The Funds," the parenthetical information following the sub-account name is deleted.

In the second column entitled "Advisor" under the listing "Hartford Small Company HLS Fund Sub-Account" in the table under the section entitled "The Funds," Hartford Investment Management Company is added as an additional sub-adviser.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5982